Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 30, 2023 USD ($)	Jul. 10, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information about the relationship of the “compensation actually paid” to our chief executive officers (“CEOs”) and “average compensation actually paid” to our other named executive officers (“Non-CEO NEOs”), as calculated under the SEC pay versus performance proxy rule, for our fiscal years 2023, 2022, 2021 and 2020 and to certain financial performance measures.

■
Per SEC rules, the TSR data is presented on a four-year basis.

Pay Versus Performance Table
	Avner M. Applbaum		Stephen G. Kaniewski		Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)
	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(2)	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(2)			Value of Initial Fixed $100 Investment Based On:
Year							Company TSR ($)	Peer Group Index TSR ($) (4)	Adjusted ROIC (%)(5)
2023	5,956,400	4,305,592	6,280,307	(-5,362,357)	2,572,221	1,409,666	161.88	159.52	14.0
2022	n/a	n/a	8,674,260	21,710,433	2,258,298	4,865,986	227.19	116.64	13.3
2021	n/a	n/a	7,337,975	16,362,423	1,944,076	3,485,985	166.76	133.14	11.7
2020	n/a	n/a	6,432,086	9,973,234	1,634,815	2,003,714	116.22	116.87	8.7

(1)
Compensation for CEOs reflects the amounts reported in the Summary Compensation Table (“SCT”) for Mr. Applbaum and Mr. Kaniewski for 2023 and for Mr. Kaniewski for 2022, 2021 and 2020. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (who was the Company’s CFO until March 30, 2020) were Non-CEO NEOs in 2020. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

(2)
The SCT Total amounts for CEOs for 2023 were adjusted as set forth below to compute the compensation actually paid. The FY 2023 deductions in value reflect the decreases in value of options and RSUs during the fiscal year. VMI’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 (December 4 used for example) was $233.51.

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2023 (Applbaum)	(-2,555,897)	(-1,599,138)	4,129,787	(-581,354)	(-1,044,206)	0
2023 (Kaniewski)	(-2,671,481)	0	731,374	0	(-4,669,369)(a)	(-5,033,188)(b)

(a)
Reflects decrease in value of 4,797 RSUs, 17,732 Options and 19,279 PSUs.

(b)
Reflects loss of value of forfeited 4,102 RSUs, 15,098 Options and 2,899 PSUs.

(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2023	(-1,228,355)	(-253,044)	1,408,760	(-384,405)	(-705,510)	0

(4)
S&P 400 Industrial Machinery Index.

(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2023	2022	2021	2020
Operating Income	$291,557	$433,249	$286,785	$225,953
Adjusted effective tax rate	38.1%	27.7%	23.6%	24.2%
Tax effect on operating income	(111,124)	(119,872)	(67,681)	(54,681)

After-tax operating income	$180,433	$313,317	$219,104	$171,272

Average invested capital	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	7.2%	12.9%	10.1%	8.7%
Operating income	$291,557	433,249	286,785	—
Impairment of long-lived assets	140,844	—	27,911	—
Realignment charges	35,210	—	4,052	—
Other non-recurring charges	5,626	—	—	—
Prospera intangible asset amortization	—	6,580	3,396	—
Prospera stock-based compensation	—	9,896	5,240	—
Write-off of a receivable	—	—	5,545	—
Acquisition diligence	—	—	1,120	—

Adjusted operating income	$473,237	$449,725	$334,049	$—
Adjusted effective tax rate	25.9%	27.7%	23.6%	—
Tax effect on adjusted operating income	(122,665)	(124,431)	(78,836)	—

After-tax adjusted operating income	$350,572	$325,294	$255,213	$—

Average invested capital	$2,504,474	$2,437,232	$2,176,577	$—

Adjusted return on invested capital	14.0%	13.3%	11.7%	—
Total Assets	$3,477,448	$3,556,996	$3,447,249	$2,953,160
Less: Defined benefit pension asset	(15,404)	(24,216)	—	—
Less: Accounts payable	(358,311)	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(277,764)	(248,320)	(253,330)	(227,735)
Less: Contract liabilities	(70,978)	(172,915)	(135,746)	(130,018)
Less: Income Tax payable	—	(3,664)	—	—
Less: Dividends payable	(12,125)	(11,742)	(10,616)	(9,556)
Less: Deferred income taxes	(21,205)	(41,091)	(47,849)	(41,689)

Less: Operating lease liabilities	(162,743)	(155,469)	(147,759)	(80,202)
Less: Deferred compensation	(32,623)	(30,316)	(35,373)	(44,519)
Less: Defined benefit pension liability	—	—	(536)	(118,523)
Less: Other non-current liabilities	(12,818)	(13,480)	(89,207)	(58,687)

Total invested capital	$2,513,477	$2,495,471	$2,378,992	$1,974,162

Beginning invested capital	$2,495,471	$2,378,992	$1,974,162	$1,977,223
Average invested capital	$2,504,474	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million.
The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for fiscal 2020 excluded the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Company Selected Measure Name				Adjusted ROIC
Named Executive Officers, Footnote
(1)
Compensation for CEOs reflects the amounts reported in the Summary Compensation Table (“SCT”) for Mr. Applbaum and Mr. Kaniewski for 2023 and for Mr. Kaniewski for 2022, 2021 and 2020. Mr. Francis was a Non-CEO NEO in 2023. Ms. Larkin and Messers. Schapper and Parnell were Non-CEO NEOs in 2023, 2022 and 2021. Ms. Larkin and Messers. Applbaum, Schapper, Laterreur, and Jaksich (who was the Company’s CFO until March 30, 2020) were Non-CEO NEOs in 2020. Average compensation for Non-CEO NEOs is based on the compensation of the NEOs for the relevant period.

Peer Group Issuers, Footnote				(4) S&P 400 Industrial Machinery Index.
PEO Total Compensation Amount					$ 8,674,260	$ 7,337,975	$ 6,432,086
PEO Actually Paid Compensation Amount					21,710,433	16,362,423	9,973,234
Adjustment To PEO Compensation, Footnote
(2)
The SCT Total amounts for CEOs for 2023 were adjusted as set forth below to compute the compensation actually paid. The FY 2023 deductions in value reflect the decreases in value of options and RSUs during the fiscal year. VMI’s stock price on the first day of fiscal 2023 was $330.30 and on the last day of fiscal 2023 (December 4 used for example) was $233.51.

	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2023 (Applbaum)	(-2,555,897)	(-1,599,138)	4,129,787	(-581,354)	(-1,044,206)	0
2023 (Kaniewski)	(-2,671,481)	0	731,374	0	(-4,669,369)(a)	(-5,033,188)(b)
(a)
Reflects decrease in value of 4,797 RSUs, 17,732 Options and 19,279 PSUs.
(b)
Reflects loss of value of forfeited 4,102 RSUs, 15,098 Options and 2,899 PSUs.

Non-PEO NEO Average Total Compensation Amount				$ 2,572,221	2,258,298	1,944,076	1,634,815
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,409,666	4,865,986	3,485,985	2,003,714
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Average SCT Total amounts for the Non-CEO NEOs were adjusted to compute the compensation actually paid as follows:
	Deduction of the Amounts of Equity Awards Reported in SCT for Fiscal Year		Addition of Fair Value of Outstanding and Unvested Equity Awards Granted During the Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value From Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of the End of the Fiscal Year ($)	Change in Fair Value as of the Vesting Date from the Prior Fiscal Year of Equity Awards Vesting in the Fiscal Year ($)	Fair Value of Equity Awards as of the Prior Fiscal Year of Awards that Failed Vesting Conditions in Fiscal Year ($)
Fiscal Year	Stock Awards ($)	Options ($)
2023	(-1,228,355)	(-253,044)	1,408,760	(-384,405)	(-705,510)	0

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures for 2023
In our assessment, the three most important financial measures we use to link compensation actually paid to the CEO and Non-CEO NEOs to Company performance for fiscal 2023 are:
■
Adjusted ROIC

■
Net earnings

■
Cumulative compound operating income growth

Total Shareholder Return Amount				$ 161.88	227.19	166.76	116.22
Peer Group Total Shareholder Return Amount				$ 159.52	116.64	133.14	$ 116.87
Net Income (Loss)					$ 13.3	11.7
Company Selected Measure Amount				14			8.7
PEO Name	Mr. Applbaum	Mr. Kaniewski
Additional 402(v) Disclosure
Share Price | $ / shares			$ 233.51		$ 330.3
Operating Income (Loss)				$ 291,557,000	$ 433,249,000	$ 286,785,000	$ 225,953,000
Effective Income Tax Rate Reconciliation, Percent				38.10%	27.70%	23.60%	24.20%
Income Tax Expense (Benefit)				$ (111,124,000)	$ (119,872,000)	$ (67,681,000)	$ (54,681,000)
Net Income (Loss) Available to Common Stockholders, Basic				180,433,000	313,317,000	219,104,000	171,272,000
Average Investment Capital	$ 2,504,474,000		$ 2,437,232,000	$ 2,504,474,000	$ 2,437,232,000	$ 2,176,577,000	$ 1,975,693,000
Percentage of Return on Invested Capital				7.20%	12.90%	10.10%	8.70%
Impairment of Long-Lived Assets to be Disposed of				$ 140,844,000		$ 27,911,000
Restructuring Charges				35,210,000		4,052,000
Other Non-Recurring Charges				5,626,000
Amortization of Intangible Assets					6,580,000	3,396,000
Share-Based Payment Arrangement, Expense					9,896,000	5,240,000
Write Off Of Receivable						5,545,000
Acquisition Diligence Expense						1,120,000
Adjusted Operating Income (Loss)				$ 473,237,000	$ 449,725,000	$ 334,049,000
Adjusted Effective Tax Rate Reconciliation, Percentage				25.90%	27.70%	23.60%
Tax Effect On Adjusted Operating Income (Loss)				$ (122,665,000)	$ (124,431,000)	$ (78,836,000)
Adjusted Operating Income (Loss), After Tax				$ 350,572,000	$ 325,294,000	$ 255,213,000
Percentage Of Adjusted Return On Invested Capital				14.00%	13.30%	11.70%
Assets	3,477,448,000			$ 3,477,448,000	$ 3,556,996,000	$ 3,447,249,000	$ 2,953,160,000
Defined Benefit Plan, Plan Assets, Amount	(15,404,000)			(15,404,000)	(24,216,000)
Accounts Payable	358,311,000			358,311,000	360,312,000	347,841,000	268,099,000
Accrued Liabilities	277,764,000			277,764,000	248,320,000	253,330,000	227,735,000
Contract with Customer, Liability	70,978,000			70,978,000	172,915,000	135,746,000	130,018,000
Taxes Payable					3,664,000
Dividends Payable	12,125,000			12,125,000	11,742,000	10,616,000	9,556,000
Deferred Tax Liabilities, Gross	21,205,000			21,205,000	41,091,000	47,849,000	41,689,000
Operating Lease, Liability	162,743,000			162,743,000	155,469,000	147,759,000	80,202,000
Deferred Compensation Liability, Current and Noncurrent	32,623,000			32,623,000	30,316,000	35,373,000	44,519,000
Liability, Defined Benefit Pension Plan						536,000	118,523,000
Other Liabilities, Noncurrent	12,818,000			12,818,000	13,480,000	89,207,000	58,687,000
Investment Capital	$ 2,513,477,000			2,513,477,000	2,495,471,000	$ 2,378,992,000	1,974,162,000	$ 1,977,223,000
Loss From Currency Hyperinflation				5,100,000
Non-Recurring Tax Benefit				$ 3,600,000
Loss from Divestiture					$ 33,300,000
Effective Rate Including Loss on Divestiture					29.90%
Goodwill, Impairment Loss							$ 12,575,000
Effective Income Tax Rate Including Impairment							25.70%
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted ROIC
Non-GAAP Measure Description
(5)
Valmont selected adjusted return on invested capital (“adjusted ROIC”) as a company specific financial measure that links financial results and performance. A significant portion of an executives long-term performance award is based on adjusted ROIC. ROIC and adjusted ROIC are non-GAAP financial measures. ROIC and adjusted ROIC are calculated from the Company’s audited financial statements as follows:

Dollars in Thousands	2023	2022	2021	2020
Operating Income	$291,557	$433,249	$286,785	$225,953
Adjusted effective tax rate	38.1%	27.7%	23.6%	24.2%
Tax effect on operating income	(111,124)	(119,872)	(67,681)	(54,681)

After-tax operating income	$180,433	$313,317	$219,104	$171,272

Average invested capital	$2,504,474	$2,437,232	$2,176,577	$1,975,693

Return on invested capital	7.2%	12.9%	10.1%	8.7%
Operating income	$291,557	433,249	286,785	—
Impairment of long-lived assets	140,844	—	27,911	—
Realignment charges	35,210	—	4,052	—
Other non-recurring charges	5,626	—	—	—
Prospera intangible asset amortization	—	6,580	3,396	—
Prospera stock-based compensation	—	9,896	5,240	—
Write-off of a receivable	—	—	5,545	—
Acquisition diligence	—	—	1,120	—

Adjusted operating income	$473,237	$449,725	$334,049	$—
Adjusted effective tax rate	25.9%	27.7%	23.6%	—
Tax effect on adjusted operating income	(122,665)	(124,431)	(78,836)	—

After-tax adjusted operating income	$350,572	$325,294	$255,213	$—

Average invested capital	$2,504,474	$2,437,232	$2,176,577	$—

Adjusted return on invested capital	14.0%	13.3%	11.7%	—
Total Assets	$3,477,448	$3,556,996	$3,447,249	$2,953,160
Less: Defined benefit pension asset	(15,404)	(24,216)	—	—
Less: Accounts payable	(358,311)	(360,312)	(347,841)	(268,099)
Less: Accrued expenses	(277,764)	(248,320)	(253,330)	(227,735)
Less: Contract liabilities	(70,978)	(172,915)	(135,746)	(130,018)
Less: Income Tax payable	—	(3,664)	—	—
Less: Dividends payable	(12,125)	(11,742)	(10,616)	(9,556)
Less: Deferred income taxes	(21,205)	(41,091)	(47,849)	(41,689)

Less: Operating lease liabilities	(162,743)	(155,469)	(147,759)	(80,202)
Less: Deferred compensation	(32,623)	(30,316)	(35,373)	(44,519)
Less: Defined benefit pension liability	—	—	(536)	(118,523)
Less: Other non-current liabilities	(12,818)	(13,480)	(89,207)	(58,687)

Total invested capital	$2,513,477	$2,495,471	$2,378,992	$1,974,162

Beginning invested capital	$2,495,471	$2,378,992	$1,974,162	$1,977,223
Average invested capital	$2,504,474	$2,437,232	$2,176,577	$1,975,693

The adjusted effective tax rate for fiscal 2023 excluded the effects of the impairment of long-lived assets of $140.8 million, realignment charges of $35.2 million, non-recurring charges associated with major scope changes for two strategic projects initiated by departed senior leadership of $5.6 million, loss from Argentine peso hyperinflation of $5.1 million, and non-recurring tax benefit items of $3.6 million.
The effective tax rate including these items was 38.1%. The adjusted effective tax rate for fiscal 2022 excluded the effects of the $33.3 million loss from the divestiture of the offshore wind energy structure business which is not deductible for income tax purposes. The effective rate including the loss on the divestiture is 29.9%. The adjusted effective tax rates for fiscal 2020 excluded the effects of the $12.575 million goodwill impairments which are not deductible for income tax purposes. The effective tax rate in 2020 including the impairments is 25.7%.

Measure:: 2
Pay vs Performance Disclosure
Name				Net earnings
Measure:: 3
Pay vs Performance Disclosure
Name				Cumulative compound operating income growth
Avner M. Applbaum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,956,400
PEO Actually Paid Compensation Amount				4,305,592
Avner M. Applbaum [Member] | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,555,897)
Avner M. Applbaum [Member] | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,599,138)
Avner M. Applbaum [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,129,787
Avner M. Applbaum [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(581,354)
Avner M. Applbaum [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,044,206)
Avner M. Applbaum [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Stephen G. Kaniewski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,280,307
PEO Actually Paid Compensation Amount				(5,362,357)
Stephen G. Kaniewski [Member] | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,671,481)
Stephen G. Kaniewski [Member] | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Stephen G. Kaniewski [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				731,374
Stephen G. Kaniewski [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Stephen G. Kaniewski [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,669,369)
Change In Fair Value As Of Vesting Date From Prior Fiscal Year Of Equity Awards Vesting In Fiscal Year, Number Of Restricted Stock Units | shares			4,797
Change In Fair Value As Of Vesting Date From Prior Fiscal Year Of Equity Awards Vesting In Fiscal Year, Number Of Stock Options | shares			17,732
Change In Fair Value As Of Vesting Date From Prior Fiscal Year Of Equity Awards Vesting In Fiscal Year, Number Of Performance-Based Restricted Stock Units | shares			19,279
Stephen G. Kaniewski [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,033,188)
Number Of Restricted Stock Units, That Failed To Meet Vesting Conditions | shares			4,102
Number Of Stock Options, That Failed To Meet Vesting Conditions | shares			15,098
Number Of Performance-Based Restricted Stock Units, That Failed To Meet Vesting Conditions | shares			2,899
Non-PEO NEO | Deduction Of The Amounts Of Stock Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,228,355)
Non-PEO NEO | Deduction Of The Amounts Of Option Awards Reported in SCT for Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(253,044)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,408,760
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(384,405)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(705,510)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0